UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21253

The Pennsylvania Avenue Funds

 (Exact Name of Registrant as Specified in Charter)

260 Water St.

Brooklyn, NY   11201

 (Address of Principal Executive Offices)

Thomas Kirchner

260 Water St.

Brooklyn, NY   11201

 (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (202) 294-8887

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Pennsylvania Avenue Event-Driven Fund
A Series Of The Pennsylvania Avenue Funds

Semi-Annual Report

For the six months ended June 30, 2009

(Unaudited)

August 2009

Dear Shareholder,

The Pennsylvania Avenue Event-Driven Fund returned 14.30% during the first half of 2009, which compares favorably with a total return of 3.16% for the S&P 500 index including dividends.

The Fund managed to outperform during the drop in the stock market in the first quarter partly due to our arbitrage holdings of Special Purpose Acquisition Companies (a.k.a. SPACs), which I described in the shareholder letter accompanying the annual report. Unfortunately, the opportunities in SPAC arbitrage have disappeared. The Fund still holds a few positions while these companies are being liquidated.

The following chart shows the allocation of the Fund's assets on June 30 by strategy:

Short positions amounted to 21.5% of the Fund's portfolio. You should note that some data vendors do not report short positions correctly. Their methodology leads them to report short positions as cash. In an extreme scenario, if a fund had a 100% short and 100% long position, these vendors would report a cash position of 100%. I encourage you to look closely at these numbers should you rely on portfolio data from vendors in your investment decisions.

Merger volumes have declined this year but there are still transactions among smaller firms. As a result of the sharp drop in market values many small firms are now attractive acquisition targets for corporations that have built cash reserves over the last few years. I expect this trend to persist for a long time. Merger arbitrage represents about half of the Fund's portfolio.

The Fund continued to invest in capital structure arbitrage during the first half of the year. The recent conversion of Citigroup's preferred stock into common is an example of such a transaction. The Fund sold short Citigroup common stock while acquiring a preferred that was going to be converted. A large spread between that price at which the preferred was trading and the value of the conversion persisted for a surprisingly long period of time. This was caused partly by the difficulty and cost of borrowing Citigroup stock to establish the short leg of the position. The conversion was completed in the second half of the  year at the end of July. Another capital structure arbitrage opportunity that the Fund invested in and which you may have read about in the news is the spread between Volkswagen's preferred and ordinary shares. At the time of writing, this position was still open and had made a positive contribution to the Fund's return in the first half of the year.

With the increase in corporate bankruptcy filings the Fund has found more opportunities this year than in the past in distressed securities. I expect that the share of distressed debt in the Fund's portfolio will continue to increase through the rest of the year.

I have begun to implement at times hedges against the systematic risk incurred by the Fund through put options. So far, these positions have been expensive and have not been as effective as I had anticipated. Although there clearly is some correlation between the Fund and the overall market direction, this correlation is very low as the main risk of our portfolio is mostly event risk. I will continue to use put options on a small scale, although they may not provide sufficient protection at a justifiable cost.

I thank all investors for their continued support.

Yours sincerely,

Thomas Kirchner

Top 10 Holdings

Wilshire Enterprises, Inc.	5.76%
EMBARQ Corp.	5.21%
Beazer Homes USA 6.875% 07/15/2015	4.88%
Schering-Plough Corp.	4.61%
Vignette Corporation	3.48%
Rouse Co 5 3/8% 11/26/2013	3.36%
Bel Fuse, Inc. Class B	2.95%
CKX, Inc.	2.63%
Sunpower Copr. Class B	2.56%
Sumtotal Systems Inc.	2.54%
Total	37.98%

	Pennsylvania Avenue Event-Driven Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 72.17%

Apparel, Footwear and Accessories - 0.53%
5,000	Heelys, Inc. *	$ 9,950

Business Services - 6.50%
4,000	Computer Task Group, Inc. *	24,440
3,976	infoGROUP, Inc. *	22,703
4,000	iPass, Inc. *	6,400
3,000	Strategic Environmental & Energy Resources † *	3,213
5,000	Vignette Corp. + *	65,750
		122,506
Chemical & Allied Products - 5.13%
6,500	Huntsman Corp.	32,695
167,850	Inyx, Inc. *	319
600,000	MZT Holdings, Inc. *	16,140
8,000	Nova Chemicals Corp.	47,440
		96,594

Communications - 7.65%
4,000	Centennial Communications Corp. *	33,520
2,340	Embarq Corp. +	98,421
1,050	Warwick Valley Telephone Co.	12,075
		144,016
Electric, Gas & Sanitary Services - 2.84%
13,720	Pinnacle Gas Resources, Inc. + *	5,200
2,018	Sunpower Corp. Class B + *	48,331
		53,531
Electronic & Other Electric Equipment - 6.17%
2,000	Bel Fuse, Inc. Class B +	32,080
1,482	Bel Fuse, Inc. Class B	23,771
65,000	Computer Horizons Corp. *	5,525
10,000	En Pointe Technologies, Inc. *	22,500
26,500	Mathstar, Inc. *	31,270
28,991	Three-Five Systems, Inc. *	971
		116,117
Finance, Insurance & Real Estate - 14.41%
1,363	American Community Properties Trust *	8,440
2,000	Citigroup, Inc. Preferred Series AA +	37,360
1,000	CNB Financial Corp. *	10,600
4,302	Cowlitz Bancorp *	9,680
1,000	Fannie Mae Preferred Series F *	1,320
1,400	FX Real Estate & Entertainment, Inc. *	70
2,528	First Intercontenental Bank *	9,523
525	First National Bancshares, Inc. *	552
3,700	Sobieski Bancorp, Inc.	499
4,000	Stoneleigh Partners Acquisition Corp. *	31,240
3,000	US Bancorp Float Rate Shares Series B + *	44,400
1,000	Washington Mutual Inc. *	8,800
66,385	Wilshire Enterprise, Inc. *	108,865
		271,349
Heathcare - 7.56%
10,000	Avigen, Inc. *	13,200
28,000	Cadus Corp. *	42,000
3,469	Schering-Plough Corp. +	87,141
		142,341
Packaging & Containers - 0.17%
3,500	Intertape Polymer Group, Inc. *	3,150

Personal Products - 1.96%
6,930	CCA Industries, Inc.	21,899
3,216	Zygo Corp. *	14,987
		36,886
Printing & Publishing - 2.66%
25,920	Merisel, Inc. *	11,433
5,000	TM Entertainment & Media, Inc. *	38,750
		50,183

Retail Trade - 0.48%
900	Pep Boys - Manny, Moe & Jack	9,126

Services - 12.25%
6,700	Cagles, Inc. Class A *	30,150
7,000	CKX, Inc. *	49,770
15,000	Entrust, Inc. *	27,150
4,800	Hiland Partners L.P.	35,088
10,000	Image Entertainment, Inc. *	9,800
994	Mac-Gray Corp. *	13,161
10,000	Sumtotal Systems, Inc. *	48,100
15,000	Trans World Entertainment Corp. *	17,550
		230,769
Software - 3.86%
20,000	Borland Software Corp. *	25,800
25,000	Network 1 Security Solutions, Inc. *	19,250
3,000	Sun Microsystems, Inc. *	27,660
		72,710

TOTAL FOR COMMON STOCKS (Cost $2,078,085) - 72.17%		1,359,228

CORPORATE BONDS - 11.82%
200,000	Beazer Homes USA 6.875% 07/15/2015	92,198
100,000	GGP L.P. 3.98% Convertible 04/15/2027	39,795
25,000	Infinity Capital Group 7.00% 08/30/2009	25,000
100,000	Rouse Co. 5.375% 11/26/2013	63,500
3,928	United Airlines 7.811% 10/01/2009	2,109

TOTAL FOR CORPORATE BONDS (Cost $289,689) - 11.82%		222,602

PREFERRED STOCK - 2.10%
311	JP Morgan Preferred 5.49% *	12,844
2,000	Volkswagon AG Preferred *	26,774

TOTAL FOR PREFERRED STOCK (Cost $29,898) - 2.10%		39,618

ESCROWED RIGHTS - 0.00%
15,000	Lev Pharmaceuticals Escrow *	-
20,000	Mirant Corp Escrow *	-
2,100	Pearson Plc. Escrow *	-
200	Petrolcorp, Inc. Escrow *	-

TOTAL FOR ESCROWED RIGHTS (Cost $0) - 0.00%		-

PUT OPTIONS - 0.37%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put

	I Shares Russell 2000 Index *
1,000	July 2009 Call @ $53.00	2,750

	I Shares Russell 2000 Index *
3,000	July 2009 Call @ $51.00	660

	Standard & Poor's Depository Receipt *
1,000	July 2009 Call @ $95.00	3,500

	Total (Premiums Paid $15,620) - 0.37%	6,910

SHORT TERM INVESTMENTS - 4.26%
80,244	Huntington Money Market Fund IV (Cost $80,244) 0.01% ** +	80,244

TOTAL INVESTMENTS (Cost $2,493,536) - 90.72%		$ 1,708,602

OTHER ASSETS IN EXCESS OF LIABILITIES - 9.28%		174,771

NET ASSETS - 100.00%		$ 1,883,373

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.
† Restricted
+ Pledged as collateral for securities sold short
The accompanying notes are an integral part of these financial statements.

	Pennsylvania Avenue Event-Driven Fund
	Schedule of Securities Sold Short
	June 30, 2009 (Unaudited)

Shares		Value
3,000	Century Telephone Enterprises, Inc.	$ 92,100
3,000	Electro Scientific Industries, Inc.	33,660
14,615	Citigroup, Inc.	43,407
2,000	Merck & Co., Inc.	55,920
723	Open Text Corp.	26,332
2,000	Sunpower Corp. Class A	53,220
3,000	US Bancorp Preferred Callable Series D 7.875% 04/15/2013 @ $25.00	74,580
400	Volkswagen AG ADR	27,320

	Total Securities Sold Short (Proceeds - $462,874)	$ 406,539

The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Statement of Assets and Liabilities
June 30, 2009 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $2,493,536)	$ 1,708,602
Deposit with broker for securities sold short	548,379
Receivables:
Securities Sold	22,366
Dividends and Interest	5,470
Due From Advisor	19,385
Due From Securities Sold Short	168
Prepaid Expenses	8,084
Total Assets	2,312,454
Liabilities:
Securities Sold Short, at Value (proceeds $462,874)	406,539
Payables:
Securities Purchased	7,545
Accrued Distribution Fees	8,659
Other Accrued Expenses	6,338
Total Liabilities	429,081
Net Assets	$ 1,883,373

Net Assets Consist of:
Paid In Capital	$ 2,730,897
Accumulated Undistributed Net Investment Income	60,412
Accumulated Realized Loss on Investments	(180,258)
Unrealized Depreciation in Value of Investments, Options and Securities Sold Short	(727,678)
Net Assets, for 179,154 Shares Outstanding	$ 1,883,373

Net Asset Value Per Share	$ 10.51

Minimum Redemption Price Per Share ($10.51 * .98) (Note 5)	$ 10.30

The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Statement of Operations
For the six months ended June 30, 2009 (Unaudited)

Investment Income:
Dividends	$ 66,793
Interest	7,851
Total Investment Income	74,644

Expenses:
Advisory Fees (Note 3)	9,480
Transfer Agent Fees	7,602
Distribution Fees 12b-1 (Note 3)	2,370
Registration Fees	5,964
Audit Fees	4,463
Miscellaneous Fees	1,488
Custody Fees	1,461
Printing and Mailing Fees	992
Insurance Fees	324
Dividend Expense	4,405
Total Expenses	38,549
Fees Waived and Reimbursed by the Advisor (Note 3)	(24,317)
Net Expenses	14,232

Net Investment Income	60,412

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on:
Investments	(9,082)
Securities Sold Short	35,720
Options	(32,432)
Realized Loss on Investments, Securities Sold Short and Options	(5,794)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	184,752
Securities Sold Short	(1,327)
Options	13,902
Net Change in Unrealized Appreciation on Investments,
Securities Sold Short and Options	197,327
Realized and Unrealized Gain on Investments	191,533

Net Increase in Net Assets Resulting from Operations	$ 251,945

The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	6/30/2009	12/31/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 60,412	$ (3,501)
Realized Gain (Loss) on Investments, Securities Sold Short and Options	(5,794)	(174,464)
Change in Unrealized Appreciation (Depreciation) on Investments,
Options and Securities Sold Short	197,327	(653,757)
Net Increase (Decrease) in Net Assets Resulting from Operations	251,945	(831,722)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Return of Capital	-	-
Total Distributions to Shareholders	-	-

Capital Share Transactions (Note 5)	(215,779)	(825,057)

Total Increase (Decrease) in Net Assets	36,166	(1,656,779)

Net Assets:
Beginning of Period	1,847,207	3,503,986

End of Period (Including Undistributed Net Investment Income of $60,412
and $0, respectively)	$ 1,883,373	$ 1,847,207

The accompanying notes are an integral part of these financial statements.

Pennsylvania Avenue Event-Driven Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2009		12/31/2008	12/31/2007	12/31/2006	12/31/2005	12/31/2004

Net Asset Value, at Beginning of Period	$ 9.23		$ 12.43	$ 13.20	$ 12.98	$ 12.01	$ 10.54

Income From Investment Operations:
Net Investment Income (Loss) *	0.31		(0.01)	0.15	0.10	(0.06)	(0.04)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.97		(3.19)	(0.15)	1.36	1.55	2.87
Total from Investment Operations	1.28		(3.20)	0.00	1.46	1.49	2.83

Distributions:
Net Investment Income	-		-	(0.08)	0.00	0.00	0.00
Realized Gains	-		-	(0.55)	(1.24)	(0.46)	(1.26)
Return of Capital	-		-	(0.14)	0.00	(0.06)	(0.10)
Total from Distributions	-		-	(0.77)	(1.24)	(0.52)	(1.36)

Net Asset Value, at End of Period	$ 10.51		$ 9.23	$ 12.43	$ 13.20	$ 12.98	$ 12.01

Total Return **	13.87%		(25.74)%	(0.03)%	11.23%	12.43%	26.85%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,883		$ 1,847	$ 3,503	$ 1,786	$ 662	$ 376
Before Waivers
Ratio of Expenses to Average Net Assets
Including Interest and Dividend Expense on Securities Sold Short	4.07%	***	3.51%	2.10%	2.84%	5.09%	9.08%
Excluding Interest and Dividend Expense on Securities Sold Short	3.60%	***	3.02%	2.09%	2.84%	5.09%	9.08%
After Waivers
Ratio of Expenses to Average Net Assets
Including Interest and Dividend Expense on Securities Sold Short	1.50%	***	2.00%	1.50%	1.50%	1.50%	1.50%
Excluding Interest and Dividend Expense on Securities Sold Short	1.04%	***	1.50%	1.50%	1.50%	1.50%	1.50%

Ratio of Net Investment Income (Loss) to Average Net Assets	6.37%	***	(0.13)%	0.57%	0.63%	(0.44)%	(0.55)%
Portfolio Turnover	90.45%		224.66%	249.36%	169.02%	144.46%	177.06%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2009 (UNAUDITED)

Note 1. Organization

Pennsylvania Avenue Event-Driven Fund, a Series of The Pennsylvania Avenue Funds (the “Fund”) is a non-diversified regulated investment company and was organized as a Delaware business trust on September 19, 2002. The Pennsylvania Avenue Funds (“The Trust”) is permitted to offer separate portfolios and different classes of shares. The Trust is currently authorized to issue 2 classes of shares.  The investor class is the only class outstanding. The Trust is authorized to issue an unlimited number of shares of beneficial interest. The Fund’s investment objective is to seek capital growth by engaging in investment strategies related to corporate events, such as mergers, reorganizations, bankruptcies or proxy fights. It intends to invest in securities of companies of any size and uses derivatives both as a substitute for investing in underlying securities, as well as for hedging purposes. The investment strategies employed by the Fund contain a higher degree of risk than a balanced investment program and this may not be appropriate for investors who are risk averse. From inception through June 30, 2009, only Investor Class Shares have been offered. No transactions in Adviser Class Shares have occurred, and no assets or liabilities are allocable to Adviser Class Shares.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over the counter market are generally valued by the pricing service at its last bid price except for short positions, for which the last quoted price is used. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for the good faith pricing, and has delegated the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilized electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when the prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value, except when such a security is in default.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Funds investments by the above fair value hierarchy levels as of June 30, 2009:

Pennsylvania Avenue Event-Driven Fund Investments in Securities:
(Assets)	Level 1	Level 2	Level 3	Total
Equity Securities	$1,319,071	$40,157	-	$1,359,228
Corporate Bonds	222,602			222,602
Preferred Stock	39,618			39,618
Put Options	6,910	-	-	6,910
Short-Term Investments	80,244	-	-	80,244
Total	$1,668,445	$40,157	-	$1,708,602

Investments in Securities Sold Short:

(Liabilities)
Equity Securities	$406,539	-	-	$406,539
Total	$406,539	-	-	$406,539

Short Sales  The Fund may sell a security it does not own in anticipation of a decline in fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale.

Note 2. Summary of Significant Accounting Policies (continued)

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The net asset value is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding rounded to the nearest cent.  The offering price and redemption price per share is equal to the net asset value per share, except that shares held for less than 180 days are subject to a redemption fee of 2%.  To discourage large frequent short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund imposed the redemption fee, effective March 30, 2008.  For the period March 30, 2008 through December 31, 2008 there were no redemption fees were charged on redemption of Fund shares.  The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders-   The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Fund has an agreement with Pennsylvania Avenue Advisers LLC (“the Advisor”), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the advisory agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% of the Fund’s first $10,000,000 of net assets and 0.90% of the net assets exceeding $10,000,000. A total fee of $9,480 accrued to the Advisor during the six months ended June 30, 2009.

Under the terms of the Expense Limitation and Reimbursement Agreement, if the aggregate ordinary operating expenses of the Fund are equal to or greater than 1.50% of the Fund’s net assets, the Adviser will reimburse the Fund for these expenses. During the period, the Advisor reimbursed the Fund and paid expenses on behalf of the Fund totaling $24,317.  At June 30, 2009 the Advisor owed the Fund $19,385.

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1. Under the Investor Class Plan, up to 0.25% of average daily net assets attributable to Investor Class Shares can be used to pay for distribution expenses. Under this plan, $2,370 was accrued during the period.

No expenses related to the Adviser Class plan of distribution, which permits the use of up to 0.50% of average daily net assets attributable to Adviser Class Shares, accrued during the year as no assets were allocated to that class.

Note 4. Related Party Transactions

Thomas Kirchner is a control person of the Adviser. Thomas Kirchner also serves as a trustee and officer of the Trust. Thomas Kirchner receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares no par value of separate series.  The total paid-in capital as of June 30, 2009 was $2,730,897.  Transactions in capital were as follows:

	For the six months ended 6/30/09		For the year ended 12/31/08

	Shares	Amount	Shares	Amount
Shares sold	35,000	$344,759	37,694	$417,457
Shares reinvested	-	-	-	-
Shares redeemed	(55,980)	(560,538)	(119,504)	(1,242,514)
Increase (Decrease)	(20,980)	$(215,779)	(81,810)	$(825,057)

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 180 days after their purchase.  For the six months ended June 30, 2009 no redemption fees were collected by the Fund from shareholder transactions.

Note 6. Investment Transactions

For the six months ended June 30, 2009, purchases and sales of investment securities excluding options, transactions on securities sold short and short-term investments, aggregated $1,228,168 and $1,363,947, respectively.  Purchases and sales of securities sold short aggregated $263,872 and $226,903, respectively.  Purchases and sales of options aggregated $72,120 and $84,280, respectively.

Note 7. Options

As of June 30, 2009 the Fund had purchased Put options valued at $13,660.

Transactions in call and put options purchased during the six months ended June 30, 2009 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at December 31, 2008	92	$ 60,212
Options purchased	150	72,120
Options exercised	(100)	(75,300)
Options expired	(0)	(0)
Options terminated in closing sell transaction	(92)	(41,412)
Options outstanding at June 30, 2009	50	$ 15,600

Transactions in call and put options written during the six months ended June 30, 2009 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at December 31, 2008	-	$ -
Options written	-	-
Options exercised	-	-
Options expired	-	-
Options terminated in closing purchase transaction	-	-
Options outstanding at June 30, 2009	-	$ -

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at June 30, 2009 was $2,493,536 including options and short-term investments.  The proceeds on securities sold short were $462,874 for income tax purposes.

At June 30, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including positions in securities sold short and options written was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$232,379	($954,228)	($721,849)

Note 8. Tax Matters (continued)

As of December 31, 2008 the components of distributable earnings on a tax basis were as follows:

Accumulated realized losses	$(174,464)
Unrealized depreciation	$(943,234)

The difference between book cost and tax cost are disallowed wash sales.  The Fund has $174,464 in loss carryforwards which will expire in 2016.  These losses can be used to offset future gains.

Note 9.  New Accounting Pronouncements

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  Management believes no adjustments were necessary to the financial statements at adoption.

The Fund adopted Financial Accounting Standards Board Standard No. 157-4 – Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.  At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In May 2009, FASB issued Statement of Financial Standards No. 165, (“SFAS 165”).  SFAS 165 is effective for fiscal years and interim periods ending after June 15, 2009.  SFAS 165 requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued.  In accordance with the adoption of SFAS No. 165, and in preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through August 21, 2009, the date the financial statements were available to be issued.

Pennsylvania Avenue Event-Driven Fund
Expense Illustration
June 30, 2009 (Unaudited)

Expense Example

As a shareholder of the Pennsylvania Avenue Event-Driven Fund, you incur ongoing costs which typically consist of management fees, interest and dividend expense on short sales, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2009	June 30, 2009	January 1,2009 to June 30,2009

Actual	$1,000.00	$1,138.68	$7.95
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND

ADDITIONAL INFORMATION

JUNE 30, 2009 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Richard Holly, CFA 3601 Connecticut Ave NW Washington, DC 20008 Age: 43	Trustee since 2003.

Principal, Tatum LLC (since 2007); Assistant Ready Mix Controller (2006-2007) and Senior Financial Analyst Lafarge North America (2003-2006); Consultant, Accountemps (2002 - 2003); Controller, Engelhard-Clal (1998-2002).

Sherry Russell 9111 Wire Avenue Silver Spring, MD 20901 Age: 37	Trustee since 2006.	Independent Financial Consultant (2005-Present); Senior Loan Officer, Nationwide Home Mortgage (2003-2004); President, Naxos Technology Inc. (2001-2002);

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address, and Age	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Thomas Kirchner, CFA* 260 Water Street #3C Brooklyn, NY 11201-1290 Age: 40	President since 2002.	Financial Engineer, Fannie Mae (1999 - 2004); Bond Trader and Financial Engineer, Banque Nationale de Paris S.A.(1996-1999).

*Thomas Kirchner, as an affiliated person of Pennsylvania Avenue Advisers LLC, the Fund's investment adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

PENNSYLVANIA AVENUE EVENT-DRIVEN FUND

ADDITIONAL INFORMATION

JUNE 30, 2009 (UNAUDITED) (CONTINUED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 642-6393 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at (888) 642-6393 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (888) 642-6393.

Board of Trustees

Thomas Kirchner

Richard Holly

Sherry Russell

Investment Adviser

Pennsylvania Avenue Advisers, LLC

260 Water Street. Apt. 3C

Brooklyn, NY 11201-1290

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington Bank

Independent Registered Public Accounting Firm

Sanville & Company

This report is provided for the general information of the shareholders of the Pennsylvania Avenue Funds. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Pennsylvania Avenue Funds
By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas Kirchner	Thomas Kirchner, President

Date	September 2, 2009

* Print the name and title of each signing officer under his or her signature.